Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table provides information about disaggregated revenue by primary geographical and end markets, and includes a reconciliation of the disaggregated revenue with reportable segments:

	Year Ended December 31, 2018
	Advanced Plastic Processing Technologies	Melt Delivery and Control Systems	Fluid Technologies	Total
	(in millions)
Primary geographical markets:
North America	$376.8	$142.8	$51.8	$571.4
Europe	46.8	124.1	50.3	221.2
China	15.7	121.2	14.0	150.9
India	113.7	15.1	1.3	130.1
Other	30.7	48.5	11.9	91.1
Total	$583.7	$451.7	$129.3	$1,164.7

End markets:
Automotive	$87.9	$104.8	$29.4	$222.1
Packaging	81.1	48.8	0.2	130.1
Consumer goods	77.6	79.4	5.9	162.9
Electronics	44.6	42.5	6.4	93.5
Medical	19.5	32.5	0.8	52.8
Construction	91.3	1.6	—	92.9
Custom molders and other	179.8	—	—	179.8
Mold makers and other	—	132.1	—	132.1
Job shop and other	—	—	36.0	36.0
Distributors	1.9	10.0	50.6	62.5
Total	$583.7	$451.7	$129.3	$1,164.7

Contract with Customer Liability
Significant changes in the contract liabilities balances during the year ended December 31, 2018 are as follows:

Year Ended December 31, 2018
(in millions)
Balance at beginning of period	$52.4
Additional advanced billings and deposits received	330.1
Revenue recognized	(339.0)
Foreign currency translation adjustments and other	(4.6)
Balance at end of period	$38.9